Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		300,000,000	300,000,000
Common stock, shares issued		24,832,814	7,161,654
Common stock, shares outstanding		24,508,795	6,826,352
Series Seed Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]	4,008,079	4,008,079
Preferred stock, shares issued		0	3,091,672
Preferred stock, shares outstanding		0	3,091,672
Series Seed-1 Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]	3,037,227	3,037,227
Preferred stock, shares issued		0	2,440,411
Preferred stock, shares outstanding		0	2,440,411
Series Seed-2 Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]	2,599,497	2,599,497
Preferred stock, shares issued		0	2,088,696
Preferred stock, shares outstanding		0	2,088,696
Series Seed-3 Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	[1]	445,347	445,347
Preferred stock, shares issued		0	357,836
Preferred stock, shares outstanding		0	357,836

[1]	The authorized shares of preferred stock in the consolidated balance sheets above reflect the historical authorized shares of Serve. Upon the Merger, shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 0.8035 as described in Note 4.